<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     6/30/2008

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		August 26, 2008

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              004930202     3407   100000 SH       SOLE                   100000
AMERIGON INC COM               COM              03070L300      889   125000 SH       SOLE                   125000
ARIBA                          COM              04033V203     2942   200000 SH       SOLE                   200000
ART TECHNOLOGY GROUP           COM              04289L107     1785   557662 SH       SOLE                   557662
ATRICURE INC                   COM              04963C209     1679   155500 SH       SOLE                   155500
BANK OF FLORIDA CORP           COM              062128103     1196   165000 SH       SOLE                   165000
BLACKBAUD INC                  COM              09227Q100     2247   105000 SH       SOLE                   105000
CASTLEPOINT HOLDINGS L COM     COM              G19522112     1436   158000 SH       SOLE                   158000
CKX INC COM                    COM              12562M106     2844   325000 SH       SOLE                   325000
CLEARWIRE CORP CL A            COM              185385309     4536   350000 SH       SOLE                   350000
COGENT COMM GROUP INC COM NEW  COM              19239V302     2341   174700 SH       SOLE                   174700
DAYSTAR TECHNOLOGIES COM       COM              23962Q100     2285   500000 SH       SOLE                   500000
DIGIMARC CORP.                 COM              253807101     3540   250000 SH       SOLE                   250000
DISCOVERY HOLDING CO CL A COM  COM              25468Y107     1647    75000 SH       SOLE                    75000
EMS TECHNOLOGIES INC           COM              26873N108     5447   249400 SH       SOLE                   249400
EVERGREEN SOLAR INC COM        COM              30033R108     1696   175000 SH       SOLE                   175000
FTI CONSULTING                 COM              302941109     4792    70000 SH       SOLE                    70000
FUQI INTERNATIONAL INC COM NEW COM              36102A207     1557   177684 SH       SOLE                   177684
GAMETECH INTERNATIONAL COM     COM              36466D102     1113   233900 SH       SOLE                   233900
GEN-PROBE INC NEW COM          COM              36866T103     4276    90000 SH       SOLE                    90000
GLOBAL PAYMENTS                COM              37940X102     3262    70000 SH       SOLE                    70000
GLOBALSCAPE RSTD               COM              37940G109      214   125333 SH       SOLE                   125333
GREENFIELD ONLINE              COM              395150105    10383   695943 SH       SOLE                   695943
GUESS INC COM                  COM              401617105     1872    50000 SH       SOLE                    50000
INTERACTIVECORP                COM              44919P300     1928   100000 SH       SOLE                   100000
INVERNESS MEDICAL INNOVATION   COM              46126P106     4478   135000 SH       SOLE                   135000
IPC THE HOSPITALIST CO COM     COM              44984A105     3019   160405 SH       SOLE                   160405
KANA SOFTWARE                  COM              483600300      952   750000 SH       SOLE                   750000
KOPIN CORP.                    COM              500600101     2009   700000 SH       SOLE                   700000
L-1 IDENTITY SOLUTIONS         COM              50212A106     1998   150000 SH       SOLE                   150000
LUMBER LIQUIDATORS INC COM     COM              55003Q103     1625   125000 SH       SOLE                   125000
MAIDEN HOLDINGS LTD SERIES 144 COM              G5753U112      922   144100 SH       SOLE                   144100
MELCO CROWN ENTERTAINMRNT LTD  COM              585464100     1864   200000 SH       SOLE                   200000
MGM MIRAGE                     COM              552953101     3050    90000 SH       SOLE                    90000
MORTON'S RESTAURANT GROUP      COM              619430101     1720   250000 SH       SOLE                   250000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     5346   220000 SH       SOLE                   220000
NINTENDO LTD ADR               COM              654445303     8829   125000 SH       SOLE                   125000
OMNITURE INC COM               COM              68212S109      928    50000 SH       SOLE                    50000
PENN NATL GAMING               COM              707569109     4179   130000 SH       SOLE                   130000
PENSKE AUTOMOTIVE GRP COM      COM              70959W103      737    50000 SH       SOLE                    50000
PHOTOMEDEX                     COM              719358103      356   494709 SH       SOLE                   494709
PRECISION CASTPARTS CP COM     COM              740189105     1397    14500 SH       SOLE                    14500
REALNETWORKS                   COM              75605L104     1485   225000 SH       SOLE                   225000
RENESOLA LTD SPONS ADS         COM              75971T103     2768   160000 SH       SOLE                   160000
RISKMETRICS GROUP INC COM      COM              767735103      786    40000 SH       SOLE                    40000
SEAGATE TECHNOLOGY             COM              G7945J104     1913   100000 SH       SOLE                   100000
STAPLES                        COM              855030102     4275   180000 SH       SOLE                   180000
TEXAS ROADHOUSE INC - CL A     COM              882681109      628    70000 SH       SOLE                    70000
URBAN OUTFITTERS               COM              917047102     3899   125000 SH       SOLE                   125000
VISTAPRINT LTD                 COM              G93762204     1873    70000 SH       SOLE                    70000
VOCUS INC COM                  COM              92858J108     4021   125000 SH       SOLE                   125000